Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids Inc [Member]
Summary of Future Minimum Operating Lease Payments
The following is a schedule of approximate future minimum rental payments required under the Company’s lease agreements:

For Years Ending December 31,	Operating lease
2020 (excluding the nine months ended September 30, 2020)	$165,708
2021	412,894
2022	415,255
2023	425,595
2024	436,244
Thereafter	74,535

Future minimum lease payments	$1,930,231

Future minimum lease payments for these operating leases for the years ending December 31 are as follows:

2020	$422
2021	377
2022	415
2023	426
2024	436
Thereafter	75

$2,151